Accounts Receivable, Net (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Accounts Receivable [Line Items]
Short-term bank borrowings		¥ 30,000
Asset Pledged as Collateral [Member] | Real estate developers [Member]
Accounts Receivable [Line Items]
Accounts receivable, gross		¥ 44,889